Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Schedule Of Accounts Receivable Net

	December 31, 2012	December 31, 2011
Accounts receivable	$8,236	$4,884
Less: Provision for doubtful receivables	(458)	(49)

Accounts receivable, net	$7,778	$4,835

Schedule Of Allowance For Doubtful Receivables

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized		Balance at end of period
Year ended December 31, 2012	$(49)	$(409)	$	—	$(458)
Year ended December 31, 2011	$(49)	$—	$	—	$(49)
Year ended December 31, 2010	$(49)	$—	$	—	$(49)